Fair Value Of Assets And Liabilities (Summary Of Book Value And Estimated Fair Value Of Financial Instruments) (Details) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015
Assets:
Total loans, net of unearned income and allowance for loan losses		$ 19,387,452		$ 17,476,260
Short-term financial assets:
Interest-bearing cash		1,060,034		602,836
Federal funds sold		50,838		114,479
Securities purchased under agreements to resell		613,682		615,773
Trading securities		897,071		881,450
Loans held-for-sale	[1]	111,248		126,342
Securities available-for-sale		3,943,499	[2]	3,929,846	[3]
Securities held-to-maturity		14,347		14,320
Derivative assets		121,654		104,365
Other assets:
Total other assets		155,479		135,605
Nonearning assets:
Cash and due from banks		373,274		300,811
Fixed income receivables		57,411		63,660
Total assets		28,555,231		26,192,637
Deposits:
Total deposits		22,672,363		19,967,478
Trading liabilities		561,848		566,019
Short-term financial liabilities:
Federal Funds Purchased		414,207		464,166
Securities sold under agreements to repurchase		453,053		338,133
Other short-term borrowings		83,177		137,861
Term borrowings:
Total term borrowings		1,040,656		1,312,677
Derivative liabilities		135,897		108,339
Other noninterest-bearing liabilities:
Fixed income payables		21,002		23,072
Total liabilities		25,850,147		23,553,051
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		19,387,452		17,476,260
Short-term financial assets:
Interest-bearing cash		1,060,034		602,836
Federal funds sold		50,838		114,479
Securities purchased under agreements to resell		613,682		615,773
Total short-term financial assets		1,724,554		1,333,088
Trading securities	[4]	897,071		881,450
Loans held-for-sale		111,248	[4]	126,342
Securities available-for-sale	[4]	3,943,499	[5]	3,929,846	[6]
Securities held-to-maturity		14,347		14,320
Derivative assets	[4]	121,654		104,365
Other assets:
Tax credit investments		100,105		91,507
Deferred compensation assets		32,840		29,399
Total other assets		132,945		120,906
Nonearning assets:
Cash and due from banks		373,274		300,811
Fixed income receivables		57,411		63,660
Accrued interest receivable		60,870		62,497
Total nonearning assets		491,555		426,968
Total assets		26,824,325		24,413,545
Deposits:
Defined maturity		1,355,133		1,231,876
Undefined maturity		21,317,230		18,735,602
Total deposits		22,672,363		19,967,478
Trading liabilities	[4]	561,848		566,019
Short-term financial liabilities:
Federal Funds Purchased		414,207		464,166
Securities sold under agreements to repurchase		453,053		338,133
Other short-term borrowings		83,177		137,861
Total short-term financial liabilities		950,437		940,160
Term borrowings:
Real estate investment trust-preferred		46,032		45,964
Term borrowings - new market tax credit investment		18,000		18,000
Borrowings secured by residential real estate		23,126		41,100
Other long term borrowings		953,498		1,207,613
Total term borrowings		1,040,656		1,312,677
Derivative liabilities	[4]	135,897		108,339
Other noninterest-bearing liabilities:
Fixed income payables		21,002		23,072
Accrued interest payable		10,336		14,871
Total other noninterest-bearing liabilities		31,338		37,943
Total liabilities		25,392,539		22,932,616
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		12,058,689		10,362,753
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		2,101,671		1,649,776
Carrying Reported Amount Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		4,473,395		4,685,904
Carrying Reported Amount Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		406,836		435,176
Carrying Reported Amount Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		346,861		342,651
Estimate Of Fair Value Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		19,134,856		17,125,756
Short-term financial assets:
Interest-bearing cash		1,060,034		602,836
Federal funds sold		50,838		114,479
Securities purchased under agreements to resell		613,682		615,773
Total short-term financial assets		1,724,554		1,333,088
Trading securities	[4]	897,071		881,450
Loans held-for-sale		111,248	[4]	126,342
Securities available-for-sale	[4]	3,943,499	[5]	3,929,846	[6]
Securities held-to-maturity		14,773		15,349
Derivative assets	[4]	121,654		104,365
Other assets:
Tax credit investments		98,400		55,406
Deferred compensation assets		32,840		29,399
Total other assets		131,240		84,805
Nonearning assets:
Cash and due from banks		373,274		300,811
Fixed income receivables		57,411		63,660
Accrued interest receivable		60,870		62,497
Total nonearning assets		491,555		426,968
Total assets		26,570,450		24,027,969
Deposits:
Defined maturity		1,361,104		1,238,044
Undefined maturity		21,317,230		18,735,602
Total deposits		22,678,334		19,973,646
Trading liabilities	[4]	561,848		566,019
Short-term financial liabilities:
Federal Funds Purchased		414,207		464,166
Securities sold under agreements to repurchase		453,053		338,133
Other short-term borrowings		83,177		137,861
Total short-term financial liabilities		950,437		940,160
Term borrowings:
Real estate investment trust-preferred		49,350		49,350
Term borrowings - new market tax credit investment		17,918		17,972
Borrowings secured by residential real estate		21,969		35,469
Other long term borrowings		965,066		1,193,482
Total term borrowings		1,054,303		1,296,273
Derivative liabilities	[4]	135,897		108,339
Other noninterest-bearing liabilities:
Fixed income payables		21,002		23,072
Accrued interest payable		10,336		14,871
Total other noninterest-bearing liabilities		31,338		37,943
Total liabilities		25,412,157		22,922,380
Loan commitments		2,924		2,748
Standby and other commitments		4,037		4,421
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		11,918,374		10,280,766
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		2,078,306		1,619,795
Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		4,385,669		4,479,333
Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		404,930		400,970
Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		347,577		344,892
Contractual Amount [Member]
Other noninterest-bearing liabilities:
Loan commitments		8,744,649		7,903,294
Standby and other commitments		277,549		279,272
Fair Value Inputs Level1 [Member]
Short-term financial assets:
Securities available-for-sale		25,249		26,434
Other assets:
Total other assets		66,427		33,760
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Short-term financial assets:
Interest-bearing cash		1,060,034		602,836
Federal funds sold		0		0
Securities purchased under agreements to resell		0		0
Total short-term financial assets		1,060,034		602,836
Trading securities	[4]	0		0
Loans held-for-sale		0	[4]	0
Securities available-for-sale	[4]	25,249	[5]	26,434	[6]
Securities held-to-maturity		0		0
Derivative assets	[4]	33,587		4,361
Other assets:
Tax credit investments		0		0
Deferred compensation assets		32,840		29,399
Total other assets		32,840		29,399
Nonearning assets:
Cash and due from banks		373,274		300,811
Fixed income receivables		0		0
Accrued interest receivable		0		0
Total nonearning assets		373,274		300,811
Total assets		1,524,984		963,841
Deposits:
Defined maturity		0		0
Undefined maturity		0		0
Total deposits		0		0
Trading liabilities	[4]	0		0
Short-term financial liabilities:
Federal Funds Purchased		0		0
Securities sold under agreements to repurchase		0		0
Other short-term borrowings		0		0
Total short-term financial liabilities		0		0
Term borrowings:
Real estate investment trust-preferred		0		0
Term borrowings - new market tax credit investment		0		0
Borrowings secured by residential real estate		0		0
Other long term borrowings		0		0
Total term borrowings		0		0
Derivative liabilities	[4]	33,274		3,527
Other noninterest-bearing liabilities:
Fixed income payables		0		0
Accrued interest payable		0		0
Total other noninterest-bearing liabilities		0		0
Total liabilities		33,274		3,527
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member]
Short-term financial assets:
Securities available-for-sale		3,756,745		3,743,496
Other assets:
Total other assets		88,067		100,004
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Short-term financial assets:
Interest-bearing cash		0		0
Federal funds sold		50,838		114,479
Securities purchased under agreements to resell		613,682		615,773
Total short-term financial assets		664,520		730,252
Trading securities	[4]	894,498		877,073
Loans held-for-sale		6,631	[4]	6,616
Securities available-for-sale	[4]	3,756,745	[5]	3,743,496	[6]
Securities held-to-maturity		0		0
Derivative assets	[4]	88,067		100,004
Other assets:
Tax credit investments		0		0
Deferred compensation assets		0		0
Total other assets		0		0
Nonearning assets:
Cash and due from banks		0		0
Fixed income receivables		57,411		63,660
Accrued interest receivable		60,870		62,497
Total nonearning assets		118,281		126,157
Total assets		5,528,742		5,583,598
Deposits:
Defined maturity		1,361,104		1,238,044
Undefined maturity		21,317,230		18,735,602
Total deposits		22,678,334		19,973,646
Trading liabilities	[4]	561,848		566,019
Short-term financial liabilities:
Federal Funds Purchased		414,207		464,166
Securities sold under agreements to repurchase		453,053		338,133
Other short-term borrowings		83,177		137,861
Total short-term financial liabilities		950,437		940,160
Term borrowings:
Real estate investment trust-preferred		0		0
Term borrowings - new market tax credit investment		0		0
Borrowings secured by residential real estate		0		0
Other long term borrowings		965,066		1,193,482
Total term borrowings		965,066		1,193,482
Derivative liabilities	[4]	96,378		100,002
Other noninterest-bearing liabilities:
Fixed income payables		21,002		23,072
Accrued interest payable		10,336		14,871
Total other noninterest-bearing liabilities		31,338		37,943
Total liabilities		25,283,401		22,811,252
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level3 [Member]
Short-term financial assets:
Securities available-for-sale		0		1,500
Other assets:
Total other assets		985		1,841
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		19,134,856		17,125,756
Short-term financial assets:
Interest-bearing cash		0		0
Federal funds sold		0		0
Securities purchased under agreements to resell		0		0
Total short-term financial assets		0		0
Trading securities	[4]	2,573		4,377
Loans held-for-sale		104,617	[4]	119,726
Securities available-for-sale	[4]	161,505	[5]	159,916	[6]
Securities held-to-maturity		14,773		15,349
Derivative assets	[4]	0		0
Other assets:
Tax credit investments		98,400		55,406
Deferred compensation assets		0		0
Total other assets		98,400		55,406
Nonearning assets:
Cash and due from banks		0		0
Fixed income receivables		0		0
Accrued interest receivable		0		0
Total nonearning assets		0		0
Total assets		19,516,724		17,480,530
Deposits:
Defined maturity		0		0
Undefined maturity		0		0
Total deposits		0		0
Trading liabilities	[4]	0		0
Short-term financial liabilities:
Federal Funds Purchased		0		0
Securities sold under agreements to repurchase		0		0
Other short-term borrowings		0		0
Total short-term financial liabilities		0		0
Term borrowings:
Real estate investment trust-preferred		49,350		49,350
Term borrowings - new market tax credit investment		17,918		17,972
Borrowings secured by residential real estate		21,969		35,469
Other long term borrowings		0		0
Total term borrowings		89,237		102,791
Derivative liabilities	[4]	6,245		4,810
Other noninterest-bearing liabilities:
Fixed income payables		0		0
Accrued interest payable		0		0
Total other noninterest-bearing liabilities		0		0
Total liabilities		95,482		107,601
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		11,918,374		10,280,766
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		2,078,306		1,619,795
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		4,385,669		4,479,333
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		404,930		400,970
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		$ 347,577		344,892
FHLB-Cincinnati Stock [Member] | Fair Value Inputs Level3 [Member]
Other noninterest-bearing liabilities:
Restricted investments				87,900
FRB Stock [Member] | Fair Value Inputs Level3 [Member]
Other noninterest-bearing liabilities:
Restricted investments				$ 65,800

[1]	December 31, 2016 and 2015 include $19.3 million and $22.4 million, respectively, of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	Includes $ 3 . 3 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[4]	Classes are detailed in the recurring and nonrecurring measurement tables.
[5]	Level 3 includes restricted investments in FHLB-Cincinnati stock of $ 87.9 million and FRB stock of $ 68.6 million .
[6]	Level 3 includes restricted investments in FHLB-Cincinnati stock of $ 87.9 million and FRB stock of $ 65.8 million.